United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/09

Date of Reporting Period:  Six months ended 6/30/09

Item 1.                      Reports to Stockholders

Federated Inflation-Protected Securities Core Fund

A Portfolio of Federated Core Trust
SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2009

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

PORTFOLIO OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

 Financial Highlights
(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,			Period Ended
	6/30/2009		2008		2007	12/31/2006	1
Net Asset Value, Beginning of Period	$ 9.99		$10.60		$10.00	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.02)		0.50		0.58	(0.03	)2
Net realized and unrealized gain (loss) on investments and futures contracts	0.43		(0.46)		0.61	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.41		0.04		1.19	0.01
Less Distributions:
Distributions from net investment income	—		(0.54)		(0.58)	(0.00	)3,4
Distributions from net realized gain on investments and futures contracts	—		(0.02)		(0.01)	(0.01	)4
Distributions from paid-in capital5	—		(0.09	)2	—	—
TOTAL DISTRIBUTIONS	—		(0.65)		(0.59)	(0.01)
Net Asset Value, End of Period	$10.40		$ 9.99		$10.60	$10.00
Total Return6	4.10%		0.14%		12.34%	0.13%

Ratios to Average Net Assets:
Net expenses	0.05	%7	0.05%		0.05%	0.05	%7
Net investment income (loss)	(0.54	)%7	4.14%		5.68%	(1.69	)%7
Expense waiver/reimbursement8	1.17	%7	1.96%		7.79%	12.34	%7
Supplemental Data:
Net assets, end of period (000 omitted)	$23,462		$17,241		$6,508	$2,400
Portfolio turnover	14%		129%		29%	25%
1Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.

2Per share numbers have been calculated using the average shares method.

3Represents less than $0.01.

4Certain amounts have been reclassified to permit comparison, based on the final 2006 tax return. Net assets were not affected by this reclassification.

5Represents a return of capital for federal income tax purposes.

6Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

7Computed on an annualized basis.

8This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period1
Actual	$1,000	$1,041.00	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.55	$0.25
1Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table (unaudited)

At June 30, 2009, the Fund’s portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	92.5%
Derivative Contracts2	(0.1)%
Cash Equivalents3	3.7%
Other Assets and Liabilities – Net4	3.9%
TOTAL	100.0%
1See the Fund’s Confidential Private Offering Memorandum for a description of the types of securities in which the Fund invests.

2Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments
June 30, 2009 (unaudited)

Principal Amount or Shares			Value
		U.S. TREASURY—92.5%
		Treasury Securities—92.5%
$791,819		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	$814,646
1,074,290		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	1,051,587
4,681,788		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	4,415,511
1,074,240		U.S. Treasury Inflation-Protected Note, 2.375%, 4/15/2011	1,107,181
2,269,991		U.S. Treasury Inflation-Protected Note, 2.500%, 7/15/2016	2,382,782
480,328		U.S. Treasury Inflation-Protected Note, 3.375%, 1/15/2012	511,118
1,074,290		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2016	1,090,698
1,268,772		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	1,323,785
2,340,894		U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	2,317,851
647,168		U.S. Treasury Inflation-Protected Note, 0.875%, 4/15/2010	647,876
1,534,680		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2015	1,551,825
1,558,617		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,660,536
296,637		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	287,552
735,532		U.S. Treasury Inflation-Protected Note, 2.000%, 4/15/2012	756,822
1,815,804	1	U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	1,794,383
		TOTAL U.S. TREASURY (IDENTIFIED COST $20,662,106)	21,714,153
		MUTUAL FUND—3.7%
855,867	2,3	Government Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	855,867
		TOTAL INVESTMENTS—96.2% (IDENTIFIED COST $21,517,973)4	22,570,020
		OTHER ASSETS AND LIABILITIES—-NET—-3.8%5	892,361
		TOTAL NET ASSETS—-100%	$23,462,381
At June 30, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
6 U.S. Treasury Bond 30 Year Long Futures	7	$828,516	September 2009	$(19,320)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities – Net”.

1Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

2Affiliated company.

37-Day net yield.

4Also represents cost for federal tax purposes.

5Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
U.S. Treasury	$—-	$21,714,153	$—-	$21,714,153
Mutual Fund	855,867	—-	—-	855,867
TOTAL SECURITIES	$855,867	$21,714,153	$—-	$22,570,020
Other Financial Instruments*	$(19,320)	$—-	$—-	$(19,320)

*Other financial instruments include futures contracts.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $855,867 of investments in an affiliated issuer (Note 5) (identified cost $21,517,973)		$22,570,020
Income receivable		177,477
Receivable for investments sold		745,353
TOTAL ASSETS		23,492,850
Liabilities:
Payable for custodian fees	$1,877
Payable for transfer and dividend disbursing agent fees and expenses	2,537
Payable for auditing fees	11,704
Payable for legal fees	2,123
Payable for portfolio accounting fees	6,883
Payable for insurance premiums	2,386
Payable for Directors’/Trustees’ fees	664
Payable for daily variation margin	1,422
Accrued expenses	873
TOTAL LIABILITIES		30,469
Net assets for 2,255,854 shares outstanding		$23,462,381
Net Assets Consist of:
Paid-in capital		$23,577,328
Net unrealized appreciation of investments and futures contracts		1,032,727
Accumulated net realized loss on investments and futures contracts		(1,027,613)
Distributions in excess of net investment income		(120,061)
TOTAL NET ASSETS		$23,462,381
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$23,462,381 ÷ 2,255,854 shares outstanding, no par value, unlimited shares authorized		$10.40

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends received from an affiliated issuer (Note 5)			$983
Interest (net of TIPS deflation adjustment)			(51,059)
TOTAL INCOME			(50,076)
Expenses:
Administrative personnel and services fee (Note 5)		$74,384
Custodian fees		3,089
Transfer and dividend disbursing agent fees and expenses		6,674
Directors’/Trustees’ fees		1,899
Auditing fees		11,703
Legal fees		4,637
Portfolio accounting fees		21,100
Insurance premiums		2,066
Miscellaneous		200
TOTAL EXPENSES		125,752
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(74,384)
Reimbursement of other operating expenses	(45,711)
TOTAL WAIVER AND REIMBURSEMENT		(120,095)
Net expenses			5,657
Net investment income (loss)			(55,733)
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(6,526)
Net realized gain on futures contracts			7,504
Net change in unrealized appreciation of investments			960,350
Net change in unrealized depreciation of futures contracts			15,749
Net realized and unrealized gain on investments and futures contracts			977,077
Change in net assets resulting from operations			$921,344
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(55,733)	$544,146
Net realized gain (loss) on investments and futures contracts	978	(1,026,805)
Net change in unrealized appreciation/depreciation of investments and futures contracts	976,099	(106,159)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	921,344	(588,818)
Distributions to Shareholders:
Distributions from net investment income	—	(608,474)
Distributions from net realized gain on investments and futures contracts	—	(19,058)
Distributions from paid-in capital	—	(119,815)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(747,347)
Share Transactions:
Proceeds from sale of shares	6,400,000	18,550,000
Net asset value of shares issued to shareholders in payment of distributions declared	—	19,067
Cost of shares redeemed	(1,100,000)	(6,500,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,300,000	12,069,067
Change in net assets	6,221,344	10,732,902
Net Assets:
Beginning of period	17,241,037	6,508,135
End of period (including distributions in excess of net investment income of $(120,061) and $(64,328), respectively)	$23,462,381	$17,241,037

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide total return consistent with investment in inflation-protected securities. Currently, Shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

Shares of other mutual funds are valued based upon their reported NAVs.

Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. TIPS are included in interest income. Distributions of net investment income, if any, are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2006 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Interest rate contracts	—-	—-	Payable for daily variation margin	$19,320*

* Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Futures
Interest rate contracts	$7,504

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Futures
Interest rate contracts	$15,749

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3.SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

	Six Months Ended 6/30/2009	Year Ended 12/31/2008
Shares sold	639,834	1,731,664
Shares issued to shareholders in payment of distributions declared	—	1,700
Shares redeemed	(110,130)	(621,198)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	529,704	1,112,166

4. FEDERAL TAX INFORMATION
At June 30, 2009, the cost of investments for federal tax purposes was $21,517,973. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $1,052,047. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,073,280 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,233.

At December 31, 2008, the Fund had a capital loss carryforward of $1,050,796 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.

The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2009, the Adviser voluntarily reimbursed $45,711 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, FAS waived its entire fee of $74,384.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2009 were as follows:

Affiliate	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2009	Value	Dividend Income
Government Obligations Fund, Institutional Shares	1,395,650	2,825,811	3,365,594	855,867	$855,867	$983

6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

8.LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9.SUBSEQUENT EVENTS
Management has evaluated subsequent events through August 6, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract–May 2009

FEDERATED INFLATION-PROTECTED SECURITIES CORE FUND (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below.  The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades.  The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services.  The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel.  Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation.  Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred.  Between regularly scheduled meetings, the Board has received information on particular matters as the need arose.  Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance, and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates.  The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.  The Board’s evaluation process is evolutionary.  The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds.  Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator).  The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.  In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.  Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies.  In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative.  In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant.  With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as, a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409N507

37174 (8/09)

Federated Mortgage Core Portfolio

A Portfolio of Federated Core Trust
SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2009

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

PORTFOLIO OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.89		$9.93		$9.88	$9.91	$10.18	$10.19
Income From Investment Operations:
Net investment income	0.25		0.55		0.57	0.56	0.50	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	0.12		(0.04)		0.05	(0.03)	(0.25)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.37		0.51		0.62	0.53	0.25	0.49
Less Distributions:
Distributions from net investment income	(0.27)		(0.55)		(0.57)	(0.56)	(0.52)	(0.50)
Net Asset Value, End of Period	$9.99		$9.89		$9.93	$9.88	$9.91	$10.18
Total Return1	3.78%		5.28%		6.48%	5.49%	2.48%	4.95%

Ratios to Average Net Assets:
Net expenses	0.00	%2	0.00	%3	0.02%	0.03%	0.03%	0.03%
Net investment income	5.08	%2	5.22%		5.66%	5.55%	4.96%	4.93%
Expense waiver/reimbursement4	0.10	%2	0.10%		0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,839,735		$1,918,613		$1,879,760	$1,230,612	$949,405	$790,927
Portfolio turnover5	28%		43%		55%	109%	111%	47%

1Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2Computed on an annualized basis.

3Represents less than 0.01%.

4This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period1
Actual	$1,000	$1,037.80	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00

1Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At June 30, 2009, the Fund’s portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	104.0%
Non-Agency Mortgage-Backed Securities	4.1%
Cash Equivalents2	8.2%
Repurchase Agreements – Collateral3	0.4%
Other Assets and Liabilities – Net4	(16.7)%
TOTAL	100.0%

1See the Fund’s Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.

2Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3Includes repurchase agreements purchased with cash collateral received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.

4Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2009 (unaudited)

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.3%
		Federal Home Loan Mortgage Corporation—5.0%
$18,027,630		REMIC 3144 FB, 0.669%, 4/15/2036	$17,789,755
12,939,734		REMIC 3160 FD, 0.649%, 5/15/2036	12,783,471
8,335,626		REMIC 3175 FE, 0.629%, 6/15/2036	8,232,710
24,627,572		REMIC 3179 FP, 0.699%, 7/15/2036	24,404,601
3,718,088		REMIC 3206 FE, 0.719%, 8/15/2036	3,668,742
15,062,412		REMIC 3260 PF, 0.619%, 1/15/2037	14,830,416
10,840,085		REMIC 3296 YF, 0.719%, 3/15/2037	10,559,739
		TOTAL	92,269,434
		Federal National Mortgage Association—4.2%
2,478,527		REMIC 2005-63 FC, 0.564%, 10/25/2031	2,427,425
13,676,065		REMIC 2006-104 FY, 0.654%, 11/25/2036	13,458,632
17,817,808		REMIC 2006-115 EF, 0.674%, 12/25/2036	17,559,607
3,817,251		REMIC 2006-43 FL, 0.714%, 6/25/2036	3,772,618
9,637,770		REMIC 2006-58 FP, 0.614%, 7/25/2036	9,512,266
16,254,799		REMIC 2006-81 FB, 0.664%, 9/25/2036	16,081,500
14,839,427		REMIC 2006-85 PF, 0.694%, 9/25/2036	14,548,570
		TOTAL	77,360,618
		Non-Agency Mortgage—4.1%
6,833,511		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	5,853,727
6,675,557		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	5,572,543
13,553,935		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	10,548,212
8,153,090		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	7,649,821
12,541,250		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	9,973,660
12,388,183		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	9,851,930
13,930,133		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	10,820,023
5,848,713		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	4,197,477
13,173,403		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	10,008,733
		TOTAL	74,476,126
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $263,538,618)	244,106,178
		MORTGAGE-BACKED SECURITIES—94.8%
		Federal Home Loan Mortgage Corporation—52.8%
166,523,313	1	4.500%, 6/1/2019 - 7/1/2039	168,612,307
334,220,437	1	5.000%, 7/1/2019 - 7/1/2039	341,685,613
259,416,943	1	5.500%, 3/1/2021 - 7/1/2039	269,223,345
135,925,204	1	6.000%, 5/1/2014 - 7/1/2039	142,108,511
41,164,416		6.500%, 7/1/2014 - 7/1/2038	43,819,775
4,695,043		7.000%, 12/1/2011 - 9/1/2037	5,094,499
707,058		7.500%, 12/1/2022 - 5/1/2031	770,529
620,521		8.000%, 11/1/2009 - 3/1/2031	686,911
15,888		8.500%, 9/1/2025	17,688
33,840		9.000%, 5/1/2017	36,922
1,676		9.500%, 4/1/2021	1,907
		TOTAL	972,058,007
		Federal National Mortgage Association—38.9%
12,891,986	1	4.500%, 12/1/2019 - 7/1/2024	13,286,914
126,649,317	1	5.000%, 6/1/2023 - 7/1/2039	130,101,567
281,386,369	1	5.500%, 9/1/2014 - 7/1/2039	291,355,801
184,974,346		6.000%, 12/1/2013 - 2/1/2039	193,825,886

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$59,310,141		6.500%, 8/1/2014 - 10/1/2038	$63,304,764
20,399,383		7.000%, 7/1/2010 - 6/1/2037	22,206,899
959,209		7.500%, 6/1/2011 - 6/1/2033	1,044,340
334,840		8.000%, 7/1/2023 - 3/1/2031	369,674
15,545		9.000%, 11/1/2021 - 6/1/2025	17,290
		TOTAL	715,513,135
		Government National Mortgage Association—3.1%
34,971,542	1	5.000%, 5/20/2039 - 7/20/2039	35,595,221
5,000,000	1	5.500%, 7/20/2039	5,153,125
10,657,632		6.000%, 10/15/2028 - 6/15/2037	11,149,623
1,354,725		6.500%, 10/15/2028 - 2/15/2032	1,460,411
1,382,971		7.000%, 11/15/2027 - 2/15/2032	1,502,232
573,423		7.500%, 4/15/2029 - 1/15/2031	627,367
765,291		8.000%, 2/15/2010 - 11/15/2030	847,635
127,579		8.500%, 3/15/2022 - 11/15/2030	143,570
2,024		9.500%, 10/15/2020	2,310
195,035		12.000%, 4/15/2015 - 6/15/2015	224,514
		TOTAL	56,706,008
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,674,023,178)	1,744,277,150
		MUTUAL FUND—8.2%
150,789,974	2,3	Government Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	150,789,974
		REPURCHASE AGREEMENT—0.4%
$7,011,000	4	Interest in $28,809,000 joint repurchase agreement 0.24%, dated 6/18/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $28,815,146 on 7/20/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security with a maturity of 6/1/2035 and the market value of this underlying security was $29,387,727 (segregated pending settlement of dollar-roll transactions). (AT COST)	7,011,000
		TOTAL INVESTMENTS—116.7% (IDENTIFIED COST $2,095,362,770)5	2,146,184,302
		OTHER ASSETS AND LIABILITIES – NET—(16.7)%6	(306,449,392)
		TOTAL NET ASSETS—100%	$1,839,734,910

1All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

2Affiliated company.

37-Day net yield.

4Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

5The cost of investments for federal tax purposes amounts to $2,094,775,408.

6Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2009.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs

	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Collateralized Mortgage Obligations	$—	$244,106,178	$—	$244,106,178
Mortgage-Backed Securities	—	1,744,277,150	—	1,744,277,150
Mutual Fund	150,789,974	—	—	150,789,974
Repurchase Agreement	—	7,011,000	—	7,011,000
TOTAL SECURITIES	$150,789,974	$1,995,394,328	$—	$2,146,184,302

The following acronym is used throughout this portfolio:

REMIC	—Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $150,789,974 of investments in an affiliated issuer (Note 5) (identified cost $2,095,362,770)		$2,146,184,302
Income receivable		7,448,770
Other receivable		155,121
TOTAL ASSETS		2,153,788,193
Liabilities:
Payable for investments purchased	$307,493,571
Payable for shares redeemed	20,000
Payable for Directors’/Trustees’ fees	1,565
Income distribution payable	6,470,895
Accrued expenses	67,252
TOTAL LIABILITIES		314,053,283
Net assets for 184,222,763 shares outstanding		$1,839,734,910
Net Assets Consist of:
Paid-in capital		$1,832,404,221
Net unrealized appreciation of investments		49,959,466
Accumulated net realized loss on investments and futures contracts		(39,090,017)
Distributions in excess of net investment income		(3,538,760)
TOTAL NET ASSETS		$1,839,734,910
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,839,734,910 ÷ 184,222,763 shares outstanding, no par value, unlimited shares authorized		$9.99

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Interest			$47,693,311
Dividends received from an affiliated issuer (Note 5)			127,599
TOTAL INCOME			47,820,910
Expenses:
Administrative personnel and services fee (Note 5)		$730,093
Custodian fees		44,349
Transfer and dividend disbursing agent fees and expenses		8,323
Directors’/Trustees’ fees		10,616
Auditing fees		12,596
Legal fees		3,490
Portfolio accounting fees		103,674
Insurance premiums		4,425
Miscellaneous		2,443
TOTAL EXPENSES		920,009
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(730,093)
Reimbursement of other operating expenses	(189,916)
TOTAL WAIVER AND REIMBURSEMENT		(920,009)
Net expenses			—
Net investment income			47,820,910
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(7,093,067)
Net change in unrealized appreciation of investments			29,616,113
Net realized and unrealized gain on investments			22,523,046
Change in net assets resulting from operations			$70,343,956

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$47,820,910	$105,684,644
Net realized gain (loss) on investments and futures contracts	(7,093,067)	11,153,708
Net change in unrealized appreciation/depreciation of investments and futures contracts	29,616,113	(12,699,632)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	70,343,956	104,138,720
Distributions to Shareholders:
Distributions from net investment income	(51,376,439)	(112,664,469)
Share Transactions:
Proceeds from sale of shares	262,925,381	565,020,648
Net asset value of shares issued to shareholders in payment of distributions declared	10,304,312	86,035,549
Cost of shares redeemed	(371,075,512)	(603,677,069)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(97,845,819)	47,379,128
Change in net assets	(78,878,302)	38,853,379
Net Assets:
Beginning of period	1,918,613,212	1,879,759,833
End of period (including undistributed (distributions in excess of) net investment income of $(3,538,760) and $16,769, respectively)	$1,839,734,910	$1,918,613,212

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide total return. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, Shares of the Fund are being offered for investment only for investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

▪
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

▪	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

▪	Shares of other mutual funds are valued based upon their reported NAVs.

▪	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

▪	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

▪
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

▪	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

▪
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At June 30, 2009, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risk and credit risks.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

	Six Months Ended 6/30/2009	Year Ended 12/31/2008
Shares sold	26,243,995	57,482,932
Shares issued to shareholders in payment of distributions declared	1,032,476	8,711,171
Shares redeemed	(37,103,568)	(61,414,001)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(9,827,097)	4,780,102

4. FEDERAL TAX INFORMATION
At June 30, 2009, the cost of investments for federal tax purposes was $2,094,775,408. The net unrealized appreciation of investments for federal tax purposes was $51,408,894. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $73,992,147 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,583,253.

At December 31, 2008, the Fund had a capital loss carryforward of $34,396,782 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$2,486,329
2013	$6,890,426
2014	$18,701,202
2015	$6,318,825

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2009, the Adviser voluntarily reimbursed $189,916 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, FAS waived its entire fee of $730,093.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2009 were as follows:

Affiliate	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2009	Value	Dividend Income
Government Obligations Fund, Institutional Shares	36,093,925	658,737,968	544,041,919	150,789,974	$150,789,974	$127,599

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2009, were as follows:

Purchases	$—
Sales	$41,769,819

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. SUBSEQUENT EVENTS
Management has evaluated subsequent events through August 6, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract – May 2009

FEDERATED MORTGAGE CORE PORTFOLIO (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance, and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as, a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409N200

31866 (8/09)

High Yield Bond Portfolio

A Portfolio of Federated Core Trust
SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2009

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

PORTFOLIO OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Six Months Ended (unaudited)	Year Ended December 31,
6/30/2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$4.57	$6.61	$6.88	$6.71	$7.08	$6.93
Income From Investment Operations:
Net investment income	0.30	0.58	0.58	0.58	0.57	1	0.58
Net realized and unrealized gain (loss) on Investments, swap contracts and foreign currency transactions	0.91	(2.04)	(0.28)	0.17	(0.34)	0.17
TOTAL FROM INVESTMENT OPERATIONS	1.21	(1.46)	0.30	0.75	0.23	0.75
Less Distributions:
Distributions from net investment income	(0.28)	(0.58)	(0.57)	(0.58)	(0.60)	(0.60)
Net Asset Value, End of Period	$5.50	$4.57	$6.61	$6.88	$6.71	$7.08
Total Return2	27.23%	(23.53)%	4.48%	11.67%	3.44%	11.40%

Ratios to Average Net Assets:
Net expenses	0.00	%3	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	12.35	%3	10.02%	8.20%	8.45%	8.28%	8.39%
Expense waiver/reimbursement4	0.10	%3	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,169,538	$887,322	$843,319	$823,555	$936,652	$1,127,462
Portfolio turnover	12%	16%	35%	33%	34%	43%
1Per share numbers have been calculated using the average shares method.

2Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3Computed on an annualized basis.

4This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period1
Actual	$1,000	$1,272.30	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00
1Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table (unaudited)

At June 30, 2009, the Fund’s index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Health Care	10.1%
Media – Non-Cable	8.2%
Food & Beverage	6.4%
Consumer Products	5.6%
Wireless Communications	5.3%
Gaming	5.2%
Industrial – Other	5.2%
Technology	5.0%
Energy	4.8%
Utility – Natural Gas	4.8%
Utility – Electric	3.9%
Retailers	3.8%
Financial Institutions	3.5%
Chemicals	3.0%
Automotive	2.8%
Aerospace/Defense	2.7%
Other2	17.7%
Cash Equivalents3	1.2%
Other Assets and Liabilities – Net 4	0.8%
TOTAL	100.0%
1Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital High Yield 2% Issuer Constrained Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund’s adviser.

2For purposes of this table, index classifications which constitute less than 2.5% of the Fund’s total net assets have been aggregated under the designation “Other.”

3Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2009 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS—97.8%
		Aerospace / Defense—2.7%
$3,800,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$3,505,500
2,250,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	956,250
2,625,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	2,454,375
6,025,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	5,708,687
2,275,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	2,030,437
3,700,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	3,376,250
3,300,000	1,2	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	1,922,250
1,884,280	1,2	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	951,561
4,925,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	4,703,375
4,925,000	1,2	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	4,038,500
2,875,000	1,2	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	2,228,125
		TOTAL	31,875,310
		Automotive—2.8%
3,025,000	3,4	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	196,625
3,675,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 3.889%, 1/13/2012	2,848,125
11,850,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	10,255,405
450,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	364,587
6,650,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	6,155,253
6,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	4,631,342
12,700,000	3,4	General Motors Corp., Deb., 7.40%, 9/1/2025	1,587,500
2,675,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	1,939,375
6,750,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	4,320,000
		TOTAL	32,298,212
		Building Materials—0.4%
300,000	1,2	Interface, Inc., 11.375%, 11/1/2013	312,000
1,500,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	1,410,000
1,675,000		Nortek Holdings, Inc., Sr. Secd. Note, 10.00%, 12/1/2013	1,352,563
2,475,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	717,750
2,000,000	3,4	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	110,000
2,700,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	1,755,000
		TOTAL	5,657,313
		Chemicals—3.0%
925,000	1,2	Airgas, Inc., 7.125%, 10/1/2018	869,500
1,025,000	1,2	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	1,068,562
4,450,000	1,3,4	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	3,248,500
1,750,000	1,2	Compass Minerals International, Inc., Sr. Note, Series 144A, 8.00%, 6/1/2019	1,743,437
3,675,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	1,672,125
2,450,000	1,2	Invista, Unit, 9.25%, 5/1/2012	2,321,375
2,025,000		Koppers Holdings, Inc., Sr. Disc. Note, 0/9.875%, 11/15/2014	1,827,562
2,094,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	2,073,060
3,250,000	1,2	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	3,299,312
550,000	1,2	Nalco Co., 8.25%, 5/15/2017	555,500
1,400,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	1,379,000
271,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	272,355
9,625,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	9,865,625
3,475,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	3,192,656
925,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	622,404
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	777,104
		TOTAL	34,788,077
		Construction Machinery—0.5%
5,750,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	4,643,125
1,400,000	1,2	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	1,400,000
		TOTAL	6,043,125
		Consumer Products—5.6%
6,175,000	1,2	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	4,507,750
1,115,637		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	306,800
4,806,000	1,2	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	4,517,640
4,925,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	4,734,156
8,400,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	7,392,000
1,950,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	1,867,125
3,850,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	3,840,375
8,875,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	8,897,187
6,375,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	5,973,694
1,650,000	1,2	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	1,736,625
6,725,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	5,564,938
3,200,000	1,3,4	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	48,000
16,375,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	16,170,313
		TOTAL	65,556,603
		Energy—4.8%
3,800,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,040,000
1,300,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	1,053,000
9,800,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	8,697,500
1,325,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,275,312
2,925,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	2,961,562
1,650,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	1,522,125
4,025,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	3,682,875
3,900,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	3,354,000
4,875,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	4,387,500
700,000	1,2	Forest Oil Corp., Sr. Note, 8.50%, 2/15/2014	691,250
4,825,000	1,2	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	4,101,250
2,450,000	1,2	Linne Energy LLC, Note, Series 144A, 11.75%, 5/15/2017	2,394,875
700,000	1,2	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	605,500
4,100,000	1,2	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	3,423,500
2,000,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,752,150
1,200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,056,000
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,805,000
2,500,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,350,000
1,625,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	1,505,156
1,150,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	1,134,188
2,375,000	1,2	Sandridge Energy, Inc., 8.00%, 6/1/2018	2,042,500
1,750,000	1,2	Sandridge Energy, Inc., 9.875%, 5/15/2016	1,697,500
1,950,000	1,2	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	1,881,750
		TOTAL	56,414,493
		Entertainment—1.2%
4,350,000	1,2	Cinemark, Inc., Company Guarantee, Series 144A, 8.625%, 6/15/2019	4,317,375
2,475,000	1,3,4	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	37,125
6,400,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	6,112,000
4,400,000		Universal City Florida Holding Co., Floating Rate Note, 5.778%, 5/1/2010	3,619,000
		TOTAL	14,085,500
		Environmental—0.5%
4,400,000		Allied Waste North America, Inc., Sr. Note, 7.25%, 3/15/2015	4,488,000
1,625,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,666,641
		TOTAL	6,154,641
		Financial Institutions—3.3%
3,225,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	2,926,687
4,400,000	1,2	General Motors Acceptance Corp. LLC, Note, 7.00%, 2/1/2012	3,775,200
18,137,000	1,2	General Motors Acceptance Corp. LLC, Note, Series 144A, 6.875%, 9/15/2011	16,051,245
2,717,000	1,2	General Motors Acceptance Corp. LLC, Note, Series 144A, 8.00%, 11/1/2031	1,929,070
5,250,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	5,171,250
8,875,000	1,2	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	6,168,125
4,300,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	2,343,500
		TOTAL	38,365,077
		Food & Beverage—6.4%
5,400,000		ASG Consolidated LLC, Sr. Disc. Note, 11.50%, 11/1/2011	4,968,000
10,825,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	10,554,375
2,250,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 4.528%, 2/1/2015	1,839,375
330,714		B&G Foods, Inc., Company Guarantee, Sr. Sub. Note, 12.00%, 10/30/2016	2,017,355
4,125,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	4,114,687
4,050,000		Constellation Brands, Inc., 8.375%, 12/15/2014	4,080,375
2,050,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	1,906,500
775,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	720,750
6,300,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	5,780,250
2,150,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	2,047,875
1,050,000		Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	1,068,375
5,725,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	5,610,500
3,150,000	1,2	Michael Foods, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 10/1/2013	3,047,625
1,000,000	3,4	Pilgrim’s Pride Corp., 7.625%, 5/1/2015	875,000
5,000,000	3,4	Pilgrim’s Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	3,825,000
4,325,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	3,935,750
4,700,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	3,995,000
6,550,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	4,093,750
3,275,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	2,701,875
4,500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,296,250
1,025,000	1,2	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	1,017,313
3,300,000	1,2	Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	3,597,000
		TOTAL	75,092,980
		Gaming—5.2%
4,800,000	1,2	Ameristar Casinos, Inc., 9.25%, 6/1/2014	4,920,000
4,025,000	1,2,3,4	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	171,062
5,050,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	4,696,500
5,100,000	1,2	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	4,513,500
3,000,000	1,2	Harrah’s Entertainment, Inc., Sr. Secd. Note, 11.25%, 6/1/2017	2,850,000
3,300,000	1,3,4	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	16,500
7,125,000	1,2	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	5,557,500
657,028	1,2	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	367,936
5,675,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	4,738,625
525,000	1,2	MGM Mirage, 10.375%, 5/15/2014	547,313
1,050,000	1,2	MGM Mirage, 11.125%, 11/15/2017	1,118,250
1,250,000	1,2	MGM Mirage, 13.00%, 11/15/2013	1,375,000
10,200,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	6,604,500
1,250,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	817,188
4,000,000		MGM Mirage, Sr. Note, 8.50%, 9/15/2010	3,650,000
1,075,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	865,375
4,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	3,705,750
3,825,000	1,2	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	3,117,375
4,825,000	1,2	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	2,919,125
3,900,000	1,2	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	3,451,500
6,025,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	5,332,125
		TOTAL	61,335,124
		Health Care—10.1%
4,575,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	4,666,500
4,475,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	3,814,937
1,975,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,896,000
3,550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	3,248,250
400,000	1,2	Bio Rad Laboratories, Inc., Sr. Sub., Series 144A, 8.00%, 9/15/2016	397,000
600,000		Biomet, Inc., Sr. Note, Series WI, 10.375%, 10/15/2017	583,500
12,675,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	12,484,875
4,075,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	2,750,625
1,800,000	1,2	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	1,885,500
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	1,681,875
20,590,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	20,435,575
10,525,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	10,393,437
3,525,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	3,419,250
5,675,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	4,937,250
525,000		Omnicare, Inc., Sr. Sub. Note, 6.125%, 6/1/2013	477,750
4,975,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	4,514,813
1,225,000	1,2	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	1,127,000
6,875,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	5,637,500
1,775,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 4.635%, 6/1/2015	1,437,750
4,725,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	4,476,938
9,575,000		VWR Funding, Inc., Company Guarantee, Series WI, PIK 10.25%, 7/15/2015	7,612,125
1,975,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	1,935,500
5,350,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	5,149,375
3,975,000		Ventas Realty LP, 6.50%, 6/1/2016	3,582,469
1,525,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,372,500
1,400,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,263,500
884,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	857,480
7,575,000	1,2	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	5,984,250
		TOTAL	118,023,524
		Industrial - Other—5.2%
5,300,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	4,664,000
1,950,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	1,606,312
4,200,000	1,2	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	1,197,000
2,500,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	2,325,000
1,000,000	1,2	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	973,750
4,875,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	4,338,750
700,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	615,125
750,000	1,2	ESCO Corp., Floating Rate Note - Sr. Note, 4.504%, 12/15/2013	589,687
3,750,000	1,2	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	3,262,500
7,525,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	7,393,312
1,850,000		General Cable Corp., Floating Rate Note - Sr. Note, 3.583%, 4/1/2015	1,507,750
7,475,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	6,820,937
2,025,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	2,017,406
4,475,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	4,430,250
4,975,000	1,2	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	4,651,625
2,750,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	2,041,875
4,550,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	4,413,500
5,350,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	5,055,750
2,900,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,820,250
		TOTAL	60,724,779
		Lodging—1.1%
4,225,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	3,823,625
150,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	130,500
1,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,003,375
3,125,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	2,953,125
3,525,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	3,097,594
2,650,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	2,106,750
		TOTAL	13,114,969
		Media - Cable—1.9%
1,200,000	1,2	CSC Holdings, Inc., Sr. Note, 8.50%, 4/15/2014	1,195,500
2,250,000	3,4	Charter Communications Holdings II, 8.75%, 11/15/2013	2,148,750
5,650,000	3,4	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	5,989,000
5,650,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	5,854,812
1,225,000		Videotron Ltee, Company Guarantee, Series WI, 9.125%, 4/15/2018	1,251,031
1,950,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,757,438
3,550,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	3,514,500
		TOTAL	21,711,031
		Media - Non-Cable—8.2%
3,446,823		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	1,395,963
900,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	616,500
1,450,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	1,348,500
5,235,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	5,274,263
4,564,000	3,4	Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	707,420
1,925,000	3,4	Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	298,375
8,550,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	7,908,750
4,850,000	1,2	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	2,218,875
5,200,000	3,4	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	162,500
14,075,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	14,426,875
11,850,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	10,665,000
2,675,000	1,2	Interpublic Group Cos., Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2017	2,708,437
425,000	1,2	Lamar Media Corp., Sr. Note, 9.75%, 4/1/2014	441,469
2,750,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	2,337,500
2,825,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	2,701,406
3,450,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	2,932,500
7,775,000	1,2	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	4,703,875
4,850,000	1,2	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	412,250
4,659,927	1,2	Nexstar Broadcasting Group, Inc., Company Guarantee, 0.5/7.00%, 1/15/2014	1,351,379
1,310,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	487,975
1,150,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	744,625
1,725,000	1,2	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	1,686,188
5,100,000	1,2	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	5,087,250
3,100,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,824,875
2,700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,460,375
2,600,000	3,4	R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	146,250
5,700,000	3,4	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	320,625
2,700,000	3,4	R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	151,875
4,808,000	1,2	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	5,006,330
7,225,000		Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	361,250
8,600,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	5,676,000
4,725,000	1,2	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	2,775,938
725,000	1,2	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	715,938
5,000,000	1	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	1,087,500
3,900,000	1,2	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	3,193,125
525,000	1,2	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	523,688
		TOTAL	95,861,644
		Metals & Mining—1.2%
1,825,000	3,4	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	29,656
2,325,000	3,4	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	61,031
5,475,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	5,523,826
1,775,000	1,2	Teck Cominco Ltd., Sr. Secd. Note, Series 144A, 10.75%, 5/15/2019	1,911,064
4,425,000	1,2	Teck Resources Ltd., Sr. Secd. Note, Series 144A, 10.25%, 5/15/2016	4,640,882
1,450,000	1,2	Teck Resources Ltd., Sr. Secd. Note, Series 144A, 9.75%, 5/15/2014	1,502,194
		TOTAL	13,668,653
		Packaging—2.1%
3,925,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	3,601,187
5,000,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	4,237,500
5,625,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	5,526,562
2,075,000	1,2	Crown Americas LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	2,012,750
6,300,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	6,363,000
1,325,000	1,2	Owens-Brockway Glass Container, Inc., Company Guarantee, Series 144A, 7.375%, 5/15/2016	1,291,875
520,679	1,3,4,5	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	24,160
1,025,000	1,2	Sealed Air Corp., 7.875%, 6/15/2017	1,017,333
675,000	1,2	Solo Cup Co., Sr. Secd. Note, 10.50%, 11/1/2013	680,063
		TOTAL	24,754,430
		Paper—1.8%
1,000,000	1,2	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	1,025,000
3,475,000	1,2	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	3,388,125
375,000	1,2	Graphic Packaging International Corp., 9.50%, 6/15/2017	371,250
9,525,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	9,144,000
3,250,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	1,576,250
4,625,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	1,318,125
3,625,000		Rock-Tenn Co., 9.25%, 3/15/2016	3,706,563
1,000,000	1,2	Verso Paper Corporation, Sr. Secd. Note, 11.50%, 7/1/2014	920,000
		TOTAL	21,449,313
		Restaurants—1.0%
2,800,000		Dave & Buster’s, Inc., Sr. Note, 11.25%, 3/15/2014	2,576,000
6,000,000		NPC International, Inc., 9.50%, 5/1/2014	5,490,000
4,675,000	1,2	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.12938%, 3/15/2014	3,249,125
		TOTAL	11,315,125
		Retailers—3.8%
1,625,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,592,500
6,600,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	7,161,000
7,825,000		General Nutrition Center, Company Guarantee, 7.584%, 3/15/2014	6,299,125
1,775,000	1,2	Limited Brands, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	1,703,388
650,000		Macy’s Retail Holdings, Inc., 6.90%, 1/15/2032	426,932
800,000		Macy’s Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	530,854
1,350,000		Macy’s Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	948,687
1,125,000		Macy’s Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	826,216
3,575,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	911,625
9,825,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	7,123,125
1,575,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,244,871
5,775,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	5,746,125
3,175,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	2,690,813
6,350,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	4,984,750
2,750,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,234,375
		TOTAL	44,424,386
		Services—2.2%
5,275,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	4,437,594
8,375,000		KAR Holdings, Inc., 10.00%, 5/1/2015	6,909,375
6,800,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	5,712,000
10,025,000		West Corp., Sr. Note, 9.50%, 10/15/2014	8,822,000
		TOTAL	25,880,969
		Supermarkets—0.3%
3,200,000		SUPERVALU, Inc., Sr. Unsecd. Note, 8.00%, 5/1/2016	3,120,000

		Technology—5.0%
4,625,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	3,595,937
7,265,000	1,2	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	6,075,356
5,750,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	4,111,250
4,249,968		Freescale Semiconductor, Inc., Company Guarantee, PIK 9.125%, 12/15/2014	1,593,738
4,925,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	2,511,750
4,400,000	1,2	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	1,826,000
5,400,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	4,320,000
5,950,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	5,860,750
6,450,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	5,563,125
1,268,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 6.708%, 4/1/2012	1,109,500
4,600,000	1,2	SunGard Data Systems, Inc., Sr. Note, 10.625%, 5/15/2015	4,531,000
3,700,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	3,515,000
8,225,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	7,638,969
4,225,000	1,2	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.00%, 6/15/2017	4,077,125
3,100,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	1,844,500
		TOTAL	58,174,000
		Textile—0.2%
2,775,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	2,740,313
		Tobacco—0.6%
3,700,000	1,2	Alliance One International, Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2016	3,524,250
3,825,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	3,645,703
		TOTAL	7,169,953
		Transportation—1.6%
5,800,000	1,2	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	3,973,000
4,125,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	3,815,625
4,800,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	4,296,000
1,825,000		Kansas City Southern Railway Company, 13.00%, 12/15/2013	2,016,625
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,449,250
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,132,875
2,225,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	1,885,688
		TOTAL	18,569,063
		Utility - Electric—3.9%
7,750,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	6,074,062
7,875,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	6,457,500
1,200,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	927,000
725,000		Energy Future Holdings Corp., Company Guarantee, Series WI, 10.875%, 11/1/2017	532,875
1,589,963	1,2	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,548,673
3,275,000	1,2	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	3,119,437
5,600,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	5,446,000
1,225,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	1,157,625
5,475,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	5,194,406
5,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	4,644,682
850,000		TECO Finance, Inc., Unsub., Series WI, 6.75%, 5/1/2015	819,766
12,875,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	8,079,063
2,175,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	1,364,813
		TOTAL	45,365,902
		Utility - Natural Gas—4.8%
4,575,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,209,000
6,300,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	5,937,750
1,300,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,066,134
1,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,484,621
5,975,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	5,183,312
2,450,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	2,345,875
1,150,000	1,2	Inergy LP, Company Guarantee, 8.75%, 3/1/2015	1,129,875
5,675,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	5,192,625
6,625,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	5,763,750
725,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	696,561
2,250,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	2,306,129
500,000	1,2	Regency Energy Partners LP, 9.375%, 6/1/2016	486,250
6,182,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	5,996,540
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	2,666,344
4,050,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	4,421,826
1,100,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	1,156,238
350,000		Tennessee Gas Pipeline, Sr. Note, Series WI, 8.00%, 2/1/2016	368,375
2,275,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	2,503,590
3,000,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	2,967,621
		TOTAL	55,882,416
		Wireless Communications—5.3%
2,550,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 6.958%, 1/1/2013	2,550,000
1,300,000		Centennial Communication Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	1,335,750
2,921,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	3,096,260
975,000	1,2	Crown Castle International Corp., 7.75%, 5/1/2017	955,500
1,050,000		Crown Castle International Corp., 9.00%, 1/15/2015	1,073,625
2,650,000	1,2	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	2,636,750
7,475,000	1,2	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	6,241,625
2,540,299	1,2	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2,121,150
2,200,000	1,2	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	2,145,000
2,575,000	1,2	MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	2,562,125
7,000,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	6,991,250
6,375,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	5,115,938
4,675,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	4,838,625
16,775,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	13,965,188
7,325,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	6,024,813
		TOTAL	61,653,599
		Wireline Communications—1.1%
9,550,000		Qwest Corp., Note, 8.875%, 3/15/2012	9,669,375
450,000	1,2	Qwest Corp., Sr. Note, 8.375%, 5/1/2016	436,500
2,025,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	1,995,124
800,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	770,000
		TOTAL	12,870,999
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,267,122,265)	1,144,141,523
		COMMON STOCKS—0.0%
		Consumer Products—0.0%
1,003	1,3,5	Sleepmaster LLC	10
		Media - Cable—0.0%
29,925		Virgin Media, Inc.	279,799
		Metals & Mining—0.0%
57,533	1,3,5	Royal Oak Mines, Inc.	1,162
		Other—0.0%
171	1,3,5	CVC Claims Litigation LLC	0
		Packaging—0.0%
5	1,3,5	Pliant Corp.	0
57,000	1,3,5	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,789,148)	280,971

		PREFERRED STOCK—0.2%
		Financial Institutions—0.2%
4,843	1,2	Preferred Blocker, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $1,470,039)	2,083,095
		WARRANT—0.0%
		Media - Non-Cable—0.0%
1,800	3	Sirius XM Radio Inc., Warrants (IDENTIFIED COST $363,600)	855
		MUTUAL FUND—1.2%
13,647,613	6,7	Prime Value Obligations Fund, Institutional Shares, 0.72% (AT NET ASSET VALUE)	13,647,613
		TOTAL INVESTMENTS – 99.2% (IDENTIFIED COST $1,286,392,665)8	1,160,154,057
		OTHER ASSETS AND LIABILITIES – NET – 0.8%9	9,384,248
		TOTAL NET ASSETS – 100%	$1,169,538,305
1Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2009, these restricted securities amounted to $248,859,047, which represented 21.3% of total net assets.

2Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At June 30, 2009, these liquid restricted securities amounted to $244,396,090 which represented 20.9% of total net assets.

3Non-income producing security.

4Issuer in default.

5Market quotations and price evaluations are not available. Fair value determined in accordance with procedures by and under the general supervision of the Trustees.

6Affiliated company.

77-Day net yield.

8The cost of investments for federal tax purposes amounts to $1,279,123,317.

9Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Corporate Bonds	$-	$1,144,117,363	$24,160	$1,144,141,523
Equity Securities
Domestic	279,799	2,083,950	10	2,363,759
International	-	-	1,162	1,162
Mutual Funds	13,647,613	-	-	13,647,613
Total Securities	$13,927,412	$1,146,201,313	$25,332	$1,160,154,057

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bond Securities	Investments in Equity - Domestic Securities	Investments in Equity - International Securities
Balance as of January 1, 2009	$16,361,842	$2,112,210	$1,128
Change in unrealized appreciation (depreciation)	2,119,670	—	34
Net purchases (sales)	1,721	—	—
Realized gain (loss)	(2,121,390)	—	—
Transfers in and/or out of Level 3	(16,337,683)	(2,112,200)	—
Balance as of June 30, 2009	$24,160	$10	$1,162

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at June 30, 2009.	$(1,721)	$-	$34
The following acronym is used throughout this portfolio:

PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $13,647,613 of investments in an affiliated issuer (Note 5) (identified cost $1,286,392,665)		$1,160,154,057
Cash		6,239
Income receivable		24,638,755
Receivable for investments sold		1,102,997
TOTAL ASSETS		1,185,902,048
Liabilities:
Payable for investments purchased	$7,205,397
Payable for shares redeemed	7,000
Income distribution payable	9,136,499
Payable for Directors’/Trustees’ fees	672
Accrued expenses	14,175
TOTAL LIABILITIES		16,363,743
Net assets for 212,643,085 shares outstanding		$1,169,538,305
Net Assets Consist of:
Paid-in capital		$1,489,622,555
Net unrealized depreciation of investments		(126,238,608)
Accumulated net realized loss on investments, swap contracts and foreign currency transactions		(198,919,731)
Undistributed of net investment income		5,074,089
TOTAL NET ASSETS		$1,169,538,305
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,169,538,305 ÷ 212,643,085 shares outstanding, no par value, unlimited shares authorized		$5.50
See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Interest			$61,642,238
Dividends (including $76,890 received from affiliated issuer (Note 5))			243,044
TOTAL INCOME			61,885,282
Expenses:
Administrative personnel and services fee (Note 5)		$388,456
Custodian fees		19,325
Transfer and dividend disbursing agent fees and expenses		7,635
Directors’/Trustees’ fees		5,282
Auditing fees		12,893
Legal fees		4,474
Portfolio accounting fees		68,529
Insurance premiums		3,179
Miscellaneous		2,096
TOTAL EXPENSES		511,869
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(388,456)
Reimbursement of other operating expenses	(123,413)
TOTAL WAIVER AND REIMBURSEMENT		(511,869)
Net expenses			—-
Net investment income			61,885,282
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(15,444,791)
Net change in unrealized depreciation of investments			199,815,656
Net realized and unrealized gain on investments			184,370,865
Change in net assets resulting from operations			$246,256,147
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$61,885,282	$88,479,974
Net realized loss on investments	(15,444,791)	(3,086,487)
Net change in unrealized appreciation/depreciation of investments	199,815,656	(303,656,410)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	246,256,147	(218,262,923)
Distributions to Shareholders:
Distributions from net investment income	(56,862,423)	(87,630,229)
Share Transactions:
Proceeds from sale of shares	150,747,500	398,427,700
Net asset value of shares issued to shareholders in payment of distributions declared	2,831,152	55,974,153
Cost of shares redeemed	(60,755,686)	(104,506,238)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	92,822,966	349,895,615
Change in net assets	282,216,690	44,002,463
Net Assets:
Beginning of period	887,321,615	843,319,152
End of period (including undistributed net investment income of $5,074,089 and $51,230, respectively)	$1,169,538,305	$887,321,615
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1.ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.

The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, Shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are accredited investors within the meaning of Regulation D of the Securities Act of 1933.

2.SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

	In calculating its net asset value (NAV), the Fund generally values investments as follows:

	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

	Shares of other mutual funds are valued based upon their reported NAVs.

	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;


With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and


Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
CVC Claims Litigation LLC	3/26/1997-5/20/1998	$1,676,091	$0
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1/18/2007-5/12/2008	$4,175,594	$3,248,500
Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	3/23/2006-1/2/2008	$2,334,293	$37,125
Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004-1/3/2008	$2,985,688	$16,500
Pliant Corp.	7/18/2006	$0	$0
Royal Oak Mines, Inc.	2/24/1999	$6,392	$1,162
Russell Stanley Holdings, Inc.	11/9/2001	$0	$0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999-5/15/2005	$2,846,964	$24,160
Sleepmaster LLC	12/23/2004	$0	$10
True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3/3/2004-8/23/2005	$3,113,063	$48,000
WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	11/30/2004-4/11/2008	$4,836,250	$1,087,500

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3.SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

	Six Months Ended 6/30/2009	Year Ended 12/31/2008
Shares sold	29,820,848	75,278,074
Shares issued to shareholders in payment of distributions declared	558,191	9,011,464
Shares redeemed	(11,910,900)	(17,677,022)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	18,468,139	66,612,516

4.FEDERAL TAX INFORMATION
At June 30, 2009, the cost of investments for federal tax purposes was $1,279,123,317. The net unrealized depreciation of investments for federal tax purposes was $118,969,260. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,905,260 and net unrealized depreciation from investments for those securities having an excess of cost over value of $163,874,520.

At December 31, 2008, the Fund had a capital loss carryforward of $175,424,033 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$39,627,336
2010	$88,455,746
2011	$45,645,596
2016	$1,695,355

5.INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2009, the Adviser voluntarily reimbursed $123,413 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, FAS waived its entire fee of $388,456.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2009 were as follows:

Affiliate	Balance of Shares Held 12/31/ 2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	13,169,631	164,375,075	163,897,093	13,647,613	$13,647,613	$76,890

6.INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2009, were as follows:

Purchases	$216,375,997
Sales	$117,731,974

7.LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

8.INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

9.LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10.SUBSEQUENT EVENTS
Management has evaluated subsequent events through August 20, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract–May 2009

HIGH YIELD BOND PORTFOLIO (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance, and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as, a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409N101

38167 (8/09)

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	August 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009